Goodwill (Details) - Schedule of carrying amount of goodwill - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Schedule of carrying amount of goodwill [Abstract]
Balance at the beginning of the year	$ 166,094	$ 158,559
Acquisitions	622	11,468
Functional currency translation adjustments	3,987	(3,933)
Balance at year end	$ 170,703	$ 166,094